Deferred tax liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Deferred Taxes Liabilities [Abstract]
Disclosure Of deferred Tax Liabilities [text block]

32 Deferred tax liabilities

Deferred tax liabilities were recognized net of the amounts of deferred tax assets that can be offset for €4,269 million (€4,286 million at December 31, 2016).

(€ million)	Deferred tax liabilities
Amount at December 31, 2016	6,667
Additions	1,171
Deductions	(835)
Currency translation differences	(1,123)
Other changes	20
Amount at December 31, 2017	5,900

Deferred tax assets and liabilities consisted of the following:

(€ million)	December 31, 2017	December 31, 2016
Deferred tax liabilities	10,169	10,953
Deferred tax assets available for offset	(4,269)	(4,286)
	5,900	6,667
Deferred tax assets not available for offset	(4,078)	(3,790)
Net deferred tax liabilities	1,822	2,877

Net deferred tax liabilities of  €1,822 million (€2,877 million at December 31, 2016) included the recognition of the deferred tax effect against equity of the fair value measurement of derivatives designated as cash flow hedge (deferred tax liabilities for €57 million) and the revaluation of defined benefit plans (deferred tax assets for €19 million).

The most significant temporary differences giving rise to net deferred tax liabilities are disclosed below:

(€ million)	Carrying amount at December 31, 2017	Carrying amount at December 31, 2016
Deferred tax liabilities
Accelerated tax depreciation	8,323	8,899
Difference between the fair value and the carrying amount of assets acquired	1,106	1,269
Site restoration and abandonment (tangible assets)	305	348
Application of the weighted average cost method in evaluation of inventories	70	81
Other	365	356
	10,169	10,953
Deferred tax assets, gross
Carry-forward tax losses	(5,240)	(4,722)
Site restoration and abandonment (provisions for contingencies)	(2,747)	(2,881)
Timing differences on depreciation and amortization	(2,164)	(2,260)
Accruals for impairment losses and provisions for contingencies	(1,404)	(1,413)
Impairment losses	(801)	(906)
Over/Underlifting	(395)	(270)
Employee benefits	(194)	(163)
Unrealized intercompany profits	(130)	(118)
Other	(534)	(965)
	(13,609)	(13,698)
Impairments of deferred tax assets	5,262	5,622
Deferred tax assets, net	(8,347)	(8,076)
Net deferred tax liabilities	1,822	2,877

The following table summarizes the changes in deferred tax liabilities and assets:

(€ million)	Deferred tax liabilities	Deferred tax assets, gross	Impairments of deferred tax assets	Deferred tax assets, net	Net deferred tax liabilities
2017
Carrying amount at the beginning of the year	10,953	(13,698)	5,622	(8,076)	2,877
Additions	1,171	(2,341)	212	(2,129)	(958)
Deductions	(835)	1,588	(349)	1,239	404
Currency translation differences	(1,123)	862	(202)	660	(463)
Other changes	3	(20)	(21)	(41)	(38)
Carrying amount at the end of the year	10,169	(13,609)	5,262	(8,347)	1,822
2016
Carrying amount at the beginning of the year	10,780	(12,307)	5,099	(7,208)	3,572
Additions	1,796	(2,994)	667	(2,327)	(531)
Deductions	(1,486)	1,208	(254)	954	(532)
Currency translation differences	229	(185)	80	(105)	124
Other changes	(366)	580	30	610	244
Carrying amount at the end of the year	10,953	(13,698)	5,622	(8,076)	2,877

The decreases in net deferred tax liabilities of  €404 million include €115 million of net impairments of deferred tax assets due to the tax reform implemented in the USA.

Italian taxation law allows the carry-forward of tax losses indefinitely. Foreign taxation laws generally allow the carry-forward of tax losses over a period longer than five years, and in many cases, indefinitely. An average tax rate of 24% was applied to tax losses of Italian subsidiaries to determine the portion of the carry-forwards tax losses, which will be utilized in future years to offset expected taxable profit. The corresponding rate for foreign subsidiaries was 36.7%.

Carry-forward tax losses amounted to €17,773 million out of which €13,545 million can be used indefinitely. Carry-forward tax losses regarded Italian companies for €10,097 million and foreign companies for €7,676 million. Deferred tax assets recognized on these losses amounted to €2,421 million and €2,819 million, respectively.

Provisions for impairments of deferred tax assets of  €5,262 million related to Italian companies for €3,947 million and foreign companies for €1,315 million.